Stock Purchase and Option Plans	12 Months Ended
Dec. 31, 2011
Stock Purchase and Option Plans [Abstract]
STOCK PURCHASE AND OPTION PLANS

NOTE 12 - STOCK PURCHASE AND OPTION PLANS

Director and Employee Plans

The Directors Stock Purchase Plan permits directors of the Corporation to purchase shares of common stock made available for purchase under the plan at the fair market value on the fifteenth day prior to the annual issuance date. The total number of shares issuable under this plan is limited to 9,600 shares in any calendar year.

The Retainer Stock Plan allows directors to elect to receive shares of common stock in full or partial payment of the director’s retainer fees and fees for attending meetings. The number of shares is determined by dividing the dollar amount of fees to be paid in shares by the market value of the stock on the first business day prior to the payment date.

The Executive Stock Bonus Plan permits the administrator of the plan to grant shares of the Corporation’s common stock to eligible employees. Any executive or managerial level employee is eligible to receive grants under the plan. The Board of Directors administers the plan and the numbers of shares issued are at the sole discretion of the Board of Directors. No shares were granted under this plan during 2011 or 2010.

Dividend Investment Plan

The Automatic Dividend Reinvestment Plan (“DRIP”) permits enrolled shareholders to automatically use dividends paid on common stock to purchase additional shares of the Corporation’s common stock at the fair market value on the investment date. Any shareholder who is the beneficial or record owner of not more than 9.9% of the issued and outstanding shares of the Corporation’s common stock is eligible to participate in the plan.

Pursuant to a separate agreement with a family who collectively holds more than 9.9% of the Corporation’s stock on or prior to January 31 of each year beginning January 31, 1997, the Corporation is to advise the family, in a written notice, of the number of shares sold under the DRIP. Each family member will have the option, until February 28 of the same year, to purchase from the Corporation one-third of the total number of shares that would be sufficient to prevent the dilution to all family members as a group that result from the DRIP shares. The purchase price under this agreement is the fair market value on December 31 of the year immediately preceding the year in which the written notice is given. Similarly, a reverse agreement exists which allows the Corporation to redeem family shares to maintain the family ownership percentage in the event that stock repurchase activity more than offsets the shares available because of the DRIP.

The following summarizes shares issued under the various plans:

	2011	2010
Automatic dividend reinvestment plan	0	0
Director stock purchase & retainer stock	73,668	54,090
Stock options	0	0
Other issuance of stock	5,792	6,122

	79,460	60,212

Stock Option Plans

The Nonemployee Director Stock Option Plan provides for granting options to nonemployee directors to purchase the Corporation’s common stock. The purchase price of the shares is the fair market value at the date of the grant, and there is a three-year vesting period before options may be exercised. Options to acquire no more than 8,131 shares of stock may be granted under the Plan in any calendar year and options to acquire not more than 73,967 shares in the aggregate may be outstanding at any one time. No options were granted in 2011 or 2010.

The Employee Stock Option Plan grants options to eligible employees to purchase the Corporation’s common stock at or above, the fair market value of the stock at the date of the grant. Awards granted under this plan are limited to an aggregate of 86,936 shares. The administrator of the plan is a committee of directors. The administrator has the power to determine the number of options to be granted, the exercise price of the options and other terms of the options, subject to consistency with the terms of the Plan. No options were granted in 2011 or 2010.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of the Corporation’s common stock. The Corporation uses historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. Shares that are issued upon option exercise come from authorized but unissued shares.

The following table summarizes stock option activity:

	Number of Options	Weighted Average Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2011	18,872	$29.32
Options forfeited during 2011	(5,086)	28.57

Options outstanding at December 31, 2011	13,786	$29.60	1.73	$0

Exercisable at December 31, 2011	13,786	$29.60	1.73	$0

	Number of Options	Weighted Average Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2010	20,297	$29.55
Options forfeited 2010	(1,425)	32.64

Options outstanding at December 31, 2010	18,872	$29.32	2.59	$0

Exercisable at December 31, 2010	18,872	$29.32	2.59	$0

No options were exercised during 2011 or 2010. As of December 31, 2011, there was no unrecognized compensation cost related to non-vested stock options granted under the Plan.

On February 24, 2011, the Corporation’s board of directors granted 25,000 Stock Appreciation Rights (“SARs”) to five executives. The terms of the Stock Appreciation Rights Agreements (the “SAR Agreements”) provide that the SARs will be paid in cash on one or two fixed dates, which are determined as certain performance conditions are met. The conditions include the Corporation’s wholly owned subsidiary, The State Bank, no longer being subject to terms, conditions and restrictions of the consent order dated December 31, 2009 (the “Consent Order”) and the Corporation no longer being subject to terms, conditions and restrictions of the agreement between the Corporation and the Federal Reserve Board, which was effective November 4, 2010 (the “FRB Agreement”). The first payment date under the agreement is the later of February 24, 2014, the date on which the State Bank is no longer subject to the terms, conditions and restrictions of the Consent Order, and the date on which the Corporation is no longer subject to the terms, conditions and restrictions of the FRB Agreement. On the first SAR payment date a participant shall receive an amount equal to the product of the number of stock appreciation rights granted and the excess of the fair market value of one share of the Corporation’s common stock over $2.00. If the first SAR payment date does not occur prior to February 24, 2016, then the SARs shall be cancelled without any payment to the participant. If the first SAR payment date occurs prior to February 24, 2016, then the second SAR payment date shall be February 24, 2016. On the second payment date a participant shall receive an amount equal to the number of stock appreciation rights granted and the excess of the fair market value of one share of the Corporation’s common stock on the second SAR payment date over the value of one share of the Corporation’s common stock on the first SAR payment date. If the fair market value of one share of the Corporation’s common stock on the second SAR payment date does not exceed the fair market value of one share of the Corporation’s common stock on the first SAR payment date, then no payment shall be made to the participant on the second SAR payment date. Generally accepted accounting principles require plans settled in cash to be accounted for as liabilities only when the liability is probable and reasonably estimable and to be re-measured at each reporting period. Management has determined that as of December 31, 2011, it is not probable that the performance criteria will be met and as such no liability for the compensatory element of the awards has been recorded in the consolidated financial statements.